Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

10.    TRADE AND OTHER RECEIVABLES

a.	The detail of trade and other receivables as of December 31, 2019 and 2018 is as follows:

	Balance as of
	12-31-2019		12-31-2018
Trade and Other Receivables, Gross	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	212,078,614	82,929,822	240,978,763	1,156,638
Trade receivables, gross	197,724,077	81,617,823	205,542,774	21,255
Other receivables, gross	14,354,537	1,311,999	35,435,989	1,135,383

	Balance as of
	12-31-2019		12-31-2018
Trade and Other Receivables, Net	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	209,178,012	82,929,822	239,425,507	1,156,638
Trade receivables, net	194,823,475	81,617,823	203,989,518	21,255
Other receivables, net (1)	14,354,537	1,311,999	35,435,989	1,135,383

(1) The detail of accounts receivable is as follow:

	Balance as of
	12/31/2019		12/31/2018
Other receivables, net (1)	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from personnel	3,176,270	1,302,531	3,244,516	1,135,383
Supplier and creditor advances	9,933,918	—	14,295,401	—
VAT receivable	932,960	—	865,947	—
Indemnities receivable	—	—	15,284,940	—
Spare parts	—	—	1,641,361	—
Monto consignado al tribunal pendiente de cobro		—	—	—
Other	311,389	9,468	103,824	—
Total	14,354,537	1,311,999	35,435,989	1,135,383

As of December 31, 2019, non-current trade accounts receivable, gross increased by ThCh$ 81,596,568 compared to December 31, 2018.

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which created a Transitional Mechanism for the Stabilization of Electricity Prices for Customers Subject to Tariff Regulation. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be charged to regulated customers are kept at the same price levels defined for the first half of 2019 (Decree 20T / 2018) and will be called the “Stabilized Price to Regulated Client ” (PEC).

Between January 1, 2021 and until the end of the stabilization mechanism, the prices will be those defined in the semi-annuall price-fixing referred to in article 158 of the Electricity Law, but may not exceed the PEC as adjusted by the Consumer’s Price Index as of January 1, 2021 based on the same date (adjusted PEC).

The billing differences that occur between the billing applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied in accordance with the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies with a limit of ThUS$ 1,350 until 2023. All billing differences will be denominated in US dollars and will not accrue interest until December 31, 2025. The balance must be recovered no later than December 31, 2027.

The application of the aforementioned Law, causes a greater lag in the billing and collection of sales generated in our Electric Electricity Generation segment, with the corresponding financial and accounting impact that the situation entails. For this reason, at the end of 2019, the Company recognized lower revenue from energy sales to end-customers of ThCh$ 2,600,428 a higher financial expense of ThCh$ 14,250,887 in financial expense. In addition, a profit was recorded for exchange differences of ThCh$ 3,835,024 due to the dollarization of unbilled accounts receivable and financial income of ThCh$ 414,292 (see Note 32).

b.	As of December 31, 2019 and 2018 the balance of trade receivables past due and not impaired is as follows:

	Balance as of
Trade Receivables Past Due But Not Impaired	12-31-2019	12-31-2018
	ThCh$	ThCh$
Less than three months	3,199,534	1,059,743
Between three and six months	816,201	46,499
Between six and twelve months	1,308,312	887,726
More than twelve months	2,002,231	3,541,333
Total	7,326,278	5,535,301

c.	The reconciliation of changes in the allowance for credit loss of trade receivables (determined in accordance with Note 3.f.3) is as follows:

Current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2018	1,258,817
Initial Balance Adjustment by IFRS 9	193,539
Increases (decreases) for the year (*)	100,900
Other movements	—
Balance as of December 31, 2018	1,553,256
Increases (decreases) for the year	1,347,346
Balance as of December 31, 2019	2,900,602

(*) See Note 29

Write-offs for past due receivables

Past-due receivables are written off once all collection procedures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures.

d.	Additional information:
-	Additional statistical information required under Official Bulletin 715 of the CMF of February 3, 2012 (XBRL Taxonomy). See Appendix 4.
-	Suplementary information on trade receivables. See Appendix 4.1.